Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit - Additional Information (Details)						1 Months Ended				12 Months Ended
	Sep. 20, 2017 USD ($) $ / shares shares	Dec. 16, 2016 $ / shares shares	Feb. 16, 2016 shares	Jul. 16, 2014 USD ($) shares	Jun. 18, 2014 $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	May 31, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares shares	Jan. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) time $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Feb. 27, 2017 $ / shares shares
Class of Stock [Line Items]
Purchase price for shares | $										$ 47,855,000	$ 0	$ 164,793,000
Stock split conversion ratio			5						1
Common stock convertible ratio if preferred stock did not participate (in shares)									10
Preferred stock, shares authorized (in shares)	444,760,848									444,760,848	217,388,425
Reverse stock split, shares issued (in shares)			5
Dividends | $										$ 0
Conversion ratio of preferred stock into prosper common stock (in shares)										1
Common and preferred stock, shares authorized (in shares)	1,069,760,848
Common stock, shares authorized (in shares)	625,000,000									625,000,000	338,222,103
Common stock, par value (in dollars per share) | $ / shares	$ 0.01									$ 0.01	$ 0.01
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01
Common stock, shares issued (in shares)										71,226,934	70,843,044
Common stock, shares outstanding (in shares)										70,290,999	69,907,109
Compensation costs | $												$ 6,200,000
Common Stock
Class of Stock [Line Items]
Stock split conversion ratio			5
Exercise of common stock warrants (in dollars per share) | $ / shares										$ 0.34	$ 0.38
Exercise of stock options (in shares)										606,284	466,300
Cash proceeds | $										$ 100,000	$ 300,000
Unvested restricted stock outstanding (in shares)										11,565	1,126,210
Warrants issued and outstanding
Class of Stock [Line Items]
Shares issued (in shares)										30,615	56,480
Executives
Class of Stock [Line Items]
Stock issued during the period (in shares)												3,607,095
Aggregate price for repurchase of common stock | $												$ 24,900,000
Employees
Class of Stock [Line Items]
Stock issued during the period (in shares)												4,225,490
Stock repurchased during period, price per share | $ / shares												$ 6.91
Aggregate price for repurchase of common stock | $												$ 29,200,000
Series A
Class of Stock [Line Items]
Shares issued (in shares)									69,340,760
Convertible preferred stock, price per share (in dollars per share) | $ / shares									$ 0.29
Purchase price for shares | $									$ 19,800,000
Stock issued during the period (in shares)				782,540
Preferred stock, shares authorized (in shares)										68,558,220
Number of times the shareholders are entitled to receive the original issue price | time										3
Liquidation preference per share (in dollars per share) | $ / shares										$ 0.29
Series A-1
Class of Stock [Line Items]
Shares issued (in shares)									25,585,910
Convertible preferred stock, price per share (in dollars per share) | $ / shares									$ 0.01
Stock split conversion ratio									1,000,000
Liquidation preference per share (in dollars per share) | $ / shares									$ 2.00
Preferred stock, shares authorized (in shares)										24,760,915
Percentage of holders of preferred stock required to request for conversion, minimum (at least)										14.00%
Conversion ratio of preferred stock into prosper common stock (in shares)										1,000,000
Liquidation preference per share (in dollars per share) | $ / shares										$ 2.00
Series B
Class of Stock [Line Items]
Shares issued (in shares)								41,443,670
Convertible preferred stock, price per share (in dollars per share) | $ / shares								$ 0.60
Purchase price for shares | $								$ 24,900,000
Stock issued during the period (in shares)				5,667,790
Preferred stock, shares authorized (in shares)										35,775,880
Value prior to closing of underwritten initial public offering (at least) | $										$ 2,000,000,000
Aggregate proceeds to the entity before deducting underwriters commissions and expenses (at least) | $										$ 100,000,000
Liquidation preference per share (in dollars per share) | $ / shares										$ 0.6
Series C
Class of Stock [Line Items]
Shares issued (in shares)							24,404,770
Convertible preferred stock, price per share (in dollars per share) | $ / shares							$ 2.87
Purchase price for shares | $							$ 69,900,000
Preferred stock, shares authorized (in shares)										24,404,770
Liquidation preference per share (in dollars per share) | $ / shares										$ 2.87
Series A and Series B Convertible Preferred Stock
Class of Stock [Line Items]
Shares issued (in shares)					6,963,785
Convertible preferred stock, price per share (in dollars per share) | $ / shares					$ 2.87
Repurchase of preferred stock | $				$ 18,500,000
Series D
Class of Stock [Line Items]
Shares issued (in shares)						23,888,640
Convertible preferred stock, price per share (in dollars per share) | $ / shares						$ 6.91
Purchase price for shares | $						$ 164,800,000
Liquidation preference per share (in dollars per share) | $ / shares										$ 6.91
Series E
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)											40,000,000
Series E-1 Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)										35,544,141
Warrant to purchase shares (in shares)		20,267,135											15,277,006
Exercise of common stock warrants (in dollars per share) | $ / shares		$ 0.01
Liquidation preference per share (in dollars per share) | $ / shares										$ 0.84
Warrant expiration period		10 years
Remeasurement of fair value | $										$ (17,800,000)
Series E-1 Warrants
Class of Stock [Line Items]
Warrant to purchase shares (in shares)													15,277,006
Series F
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)										177,720,707
Warrant to purchase shares (in shares)										177,720,706
Exercise of common stock warrants (in dollars per share) | $ / shares													$ 0.01
Percentage of holders of preferred stock required to request for conversion, minimum (at least)										60.00%
Liquidation preference per share (in dollars per share) | $ / shares										$ 0.84
Remeasurement of fair value | $										$ 11,300,000
Series G
Class of Stock [Line Items]
Shares issued (in shares)	37,249,497
Preferred stock, shares authorized (in shares)										37,249,497
Share price (in dollars per share) | $ / shares	$ 1.34
Proceeds net issuance cost | $	$ 47,900,000
Percentage of holders of preferred stock required to request for conversion, minimum (at least)										60.00%
Liquidation preference per share (in dollars per share) | $ / shares										$ 1.34
Convertible preferred stock
Class of Stock [Line Items]
Percentage of holders of preferred stock required to request for conversion, minimum (at least)										60.00%
Series D
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)										23,888,640
Percentage of holders of preferred stock required to request for conversion, minimum (at least)										60.00%
Series E-1 And Series E-2 Convertible Preferred Stock
Class of Stock [Line Items]
Percentage of holders of preferred stock required to request for conversion, minimum (at least)										60.00%
Series E-2
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)										16,858,078
Liquidation preference per share (in dollars per share) | $ / shares										$ 0.84
Origination and Servicing
Class of Stock [Line Items]
Compensation costs | $												330,000
Sales and Marketing
Class of Stock [Line Items]
Compensation costs | $												70,000
General and Administrative
Class of Stock [Line Items]
Compensation costs | $												$ 5,700,000